COMMITMENTS AND CONTINGENCIES - ENVIRONMENTAL (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense	$ 91	$ 108	$ 79